STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

March 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0%
Australia - 1.7%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	42,325,000		34,219,130
Queensland Treasury, Govt. Gtd. Bonds	AUD	1.75	7/20/2034	22,335,000	[b]	15,678,069
					49,897,199
Austria - .1%
Suzano Austria GmbH, Gtd. Notes		3.75	1/15/2031	3,575,000		3,684,341
Bermuda - .3%
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A		1.68	2/20/2046	8,443,333	[b]	8,217,918
British Virgin - .5%
Sinopec Group Overseas Development, Gtd. Notes		1.45	1/8/2026	1,400,000	[b,c]	1,384,706
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	12,840,000	[b]	13,434,936
					14,819,642
Canada - 4.1%
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	8,900,000	[b]	7,035,299
Canada, Bonds	CAD	1.25	6/1/2030	82,150,000		64,273,370
Ford Auto Securitization Trust, Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/2023	2,587,647	[b]	2,078,334
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/2023	6,960,484	[b]	5,618,623
Ford Auto Securitization Trust, Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/2024	10,425,000	[b]	8,468,581
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. A3	CAD	1.15	11/15/2025	7,825,000	[b]	6,247,983
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. A3	CAD	1.05	11/20/2025	6,325,000	[b]	5,055,219
Golden Credit Card Trust, Ser. 2018-4A, Cl. A		3.44	8/15/2025	8,500,000	[b]	9,096,753
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	8,405,000	[b]	6,750,619
Nutrien, Sr. Unscd. Notes		1.90	5/13/2023	2,300,000		2,360,067
Teck Resources, Sr. Unscd. Notes		6.25	7/15/2041	940,000		1,159,061
					118,143,909
Cayman Islands - 5.0%
Avery Point VII CLO, Ser. 2015-7A, Cl. AR2, 3 Month LIBOR +.96%		1.20	1/15/2028	6,800,000	[b,d]	6,803,448
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A, 3 Month LIBOR +1.38%		1.64	10/23/2032	8,155,000	[b,d]	8,174,026

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
Cayman Islands - 5.0% (continued)
Bain Capital Credit CLO, Ser. 2020-5A, Cl. A1, 3 Month LIBOR +1.22%		1.49	1/20/2032	3,275,000	[b,d]	3,279,248
Ballyrock CLO, Ser. 2020-1A, Cl. A1, 3 Month LIBOR +1.70%		1.92	7/20/2030	6,100,000	[b,d]	6,113,524
Cent CLO, Ser. 2014-21A, Cl. A1R3, 3 Month LIBOR +.97%		1.16	7/27/2030	7,600,000	[b,d]	7,604,613
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	2,045,000		2,514,979
CK Hutchison Finance 16 II, Gtd. Bonds	EUR	0.88	10/3/2024	5,185,000		6,262,930
Columbia Cent CLO, Ser. 2020-30A, Cl. A1, 3 Month LIBOR +1.31%		1.53	1/20/2034	7,625,000	[b,d]	7,638,069
DP World Salaam, Jr. Sub. Notes		6.00	10/1/2025	6,725,000		7,247,398
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +.97%		1.21	4/15/2031	6,975,000	[b,d]	6,964,628
Dryden XXVI Senior Loan Fund CLO, Ser. 2013-26A, Cl. AR, 3 Month LIBOR +.90%		1.14	4/15/2029	8,000,000	[b,d]	7,985,552
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%		0.99	4/15/2029	7,825,000	[b,d]	7,808,356
Magnetite XIX CLO, Ser. 2017-19A, Cl. AR, 3 Month LIBOR +1.05%		1.24	4/17/2034	7,000,000	[b,d]	7,004,256
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%		1.32	7/20/2031	8,025,000	[b,d]	8,032,616
Magnetite XXVIII CLO, Ser. 2020-28A, Cl. A, 3 Month LIBOR +1.27%		1.49	10/25/2031	5,660,000	[b,d]	5,671,909
Milos CLO, Ser. 2017-1A, Cl. AR, 3 Month LIBOR +1.07%		1.29	10/20/2030	7,150,000	[b,d]	7,136,422
Race Point IX CLO, Ser. 2015-9A, CI. A1A2, 3 Month LIBOR +.94%		1.18	10/15/2030	7,150,000	[b,d]	7,154,333
RIN IV, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%		1.49	4/20/2033	5,225,000	[b,d]	5,228,172
Sands China, Sr. Unscd. Notes		4.38	6/18/2030	2,755,000		2,921,099
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%		1.22	1/20/2029	7,150,000	[b,d]	7,156,149
TCI-Flatiron CLO, Ser. 2017-1A, CI. AR, 3 Month LIBOR +.96%		1.07	4/20/2034	1,300,000	[b,d]	1,300,790
Thompson Park CLO, Ser. 2021-1A, CI. A1, 3 Month LIBOR +1.00%		1.19	4/15/2034	7,975,000	[b,d]	7,978,987
Vale Overseas, Gtd. Notes		6.25	8/10/2026	1,307,000		1,556,879
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%		1.30	4/15/2031	4,025,000	[b,d]	4,027,894
					143,566,277

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
Chile - .4%
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes		3.15	1/15/2051	3,725,000	[b]	3,415,867
Inversiones, Sr. Unscd. Notes		3.00	4/6/2031	5,900,000	[b]	5,857,107
VTR Comunicaciones, Sr. Scd. Notes		5.13	1/15/2028	2,551,000	[b]	2,670,004
					11,942,978
China - 4.9%
China, Bonds, Ser. 1827	CNY	3.25	11/22/2028	191,700,000		29,308,166
China, Unscd. Bonds	CNY	3.81	9/14/2050	542,850,000		84,308,207
China Development Bank, Unscd. Bonds, Ser. 1905	CNY	3.48	1/8/2029	178,000,000		26,889,269
					140,505,642
Croatia - .3%
Croatia, Sr. Unscd. Bonds	EUR	2.75	1/27/2030	6,050,000		8,274,149
Dominican Republic - .2%
Dominican Republic, Sr. Unscd. Notes		4.88	9/23/2032	6,775,000	[b]	6,927,437
Egypt - .3%
Egypt, Sr. Unscd. Notes		5.25	10/6/2025	7,420,000	[b]	7,691,038
France - 5.4%
BNP Paribas, Sr. Unscd. Notes	EUR	1.13	10/10/2023	6,915,000		8,366,904
BNP Paribas, Sr. Unscd. Notes	EUR	1.38	5/28/2029	1,400,000		1,748,322
Credit Agricole, Sub. Notes		3.25	1/14/2030	7,250,000		7,456,540
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	6,700,000		8,799,602
French Government, Bonds	EUR	0.75	5/25/2028	98,250,000		123,987,691
Orange, Sr. Unscd. Notes	EUR	0.03	9/4/2026	5,100,000		5,963,145
					156,322,204
Germany - 7.8%
Allianz, Sub. Notes	EUR	5.63	10/17/2042	4,300,000	[c]	5,474,221
Bundesobligation, Bonds, Ser. 179	EUR	0.78	4/5/2024	105,175,000		126,058,465
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	2.50	8/15/2046	900,000		1,671,905
Bundesrepublik Deutschland Bundesanleihe, Bonds, Ser. 98	EUR	4.75	7/4/2028	56,975,000		93,051,600
					226,256,191
Ghana - .3%
Ghana, Sr. Unscd. Notes		8.63	4/7/2034	9,150,000	[b]	9,011,835
Hungary - .1%
Hungary, Sr. Unscd. Notes		7.63	3/29/2041	1,765,000		2,861,755
Indonesia - .4%
Perusahaan Listrik Negara, Sr. Unscd. Notes	EUR	1.88	11/5/2031	5,100,000		5,940,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
Indonesia - .4% (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes		3.00	6/30/2030	4,640,000		4,576,200
					10,516,301
Ireland - .5%
AerCap Global Aviation Trust, Gtd. Notes		2.88	8/14/2024	3,105,000		3,205,312
AerCap Global Aviation Trust, Gtd. Notes		4.45	10/1/2025	2,900,000		3,153,022
AerCap Global Aviation Trust, Gtd. Notes		6.50	7/15/2025	4,000,000		4,664,856
Ireland, Bonds	EUR	2.00	2/18/2045	2,150,000		3,315,350
					14,338,540
Israel - .3%
Israel, Sr. Unscd. Bonds		2.75	7/3/2030	8,425,000		8,836,098
Italy - 3.3%
Italy, Sr. Unscd. Notes		2.88	10/17/2029	15,400,000		15,622,045
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	1.65	12/1/2030	6,800,000	[b]	8,740,297
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	4.00	2/1/2037	18,300,000	[b]	30,350,793
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. CAC	EUR	2.45	9/1/2050	29,100,000	[b]	40,589,977
					95,303,112
Ivory Coast - .2%
Ivory Coast, Sr. Unscd. Bonds		6.13	6/15/2033	1,000,000		1,025,050
Ivory Coast, Sr. Unscd. Notes	EUR	4.88	1/30/2032	4,600,000	[b]	5,272,587
Ivory Coast, Sr. Unscd. Notes	EUR	6.63	3/22/2048	625,000	[b]	741,440
					7,039,077
Japan - 4.1%
Japan (10 Year Issue), Bonds, Ser. 336	JPY	0.50	12/20/2024	3,319,950,000		30,678,433
Japan (10 Year Issue), Bonds, Ser. 348	JPY	0.10	9/20/2027	2,945,650,000		26,857,510
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	3,000,000,000		25,314,362
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	1,292,244	[b]	1,302,146
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	5,939,104	[b]	6,013,873
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	7,750,000	[b]	7,934,718
OSCAR US Funding X, Ser. 2019-1A, Cl. A4		3.27	5/11/2026	6,750,000	[b]	7,080,251
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4		2.68	9/10/2026	9,520,000	[b]	9,935,324

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
Japan - 4.1% (continued)
Takeda Pharmaceutical, Sr. Unscd. Notes	EUR	2.00	7/9/2040	2,175,000	[c]	2,737,172
					117,853,789
Kazakhstan - .1%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/2022	2,025,000		2,109,149
Luxembourg - .9%
CK Hutchison Group Telecom Finance, Gtd. Notes	EUR	1.13	10/17/2028	3,650,000		4,442,750
DH Europe Finance II, Gtd. Bonds	EUR	0.20	3/18/2026	6,120,000		7,217,222
DH Europe Finance II, Gtd. Notes		2.60	11/15/2029	6,525,000		6,674,514
Medtronic Global Holdings, Gtd. Notes	EUR	0.75	10/15/2032	2,900,000		3,435,002
Medtronic Global Holdings, Gtd. Notes	EUR	1.63	3/7/2031	2,000,000		2,588,536
Millicom International Cellular, Sr. Unscd. Notes		4.50	4/27/2031	1,300,000	[b]	1,354,346
					25,712,370
Malaysia - .3%
Malaysia, Bonds, Ser. 219	MYR	3.89	8/15/2029	37,430,000		9,410,203
Mexico - 1.7%
Banco Santander Mexico, Sr. Unscd. Notes		5.38	4/17/2025	4,750,000	[b]	5,341,992
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	3,950,000		3,943,640
Mexico, Bonds, Ser. M	MXN	5.75	3/5/2026	130,000,000		6,312,596
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	380,000,000	[c]	19,829,860
Mexico, Sr. Unscd. Notes		3.75	4/19/2071	3,115,000		2,710,050
Nemak, Sr. Unscd. Notes		4.75	1/23/2025	2,276,000		2,357,208
Petroleos Mexicanos, Gtd. Notes		6.84	1/23/2030	7,755,000		7,884,935
					48,380,281
Netherlands - 2.4%
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/2028	3,700,000	[c]	4,544,615
ABN AMRO Bank, Sub. Notes		4.75	7/28/2025	5,100,000	[b]	5,717,595
Cooperatieve Rabobank, Sub. Bonds	EUR	2.50	5/26/2026	6,180,000		7,273,833
EDP Finance, Sr. Unscd. Notes	EUR	0.38	9/16/2026	5,815,000		6,883,263
Enel Finance International, Gtd. Notes	EUR	0.38	6/17/2027	7,275,000		8,673,227
Iberdrola International, Gtd. Notes	EUR	1.13	1/27/2023	1,400,000		1,683,972
ING Groep, Sub. Bonds	EUR	2.00	3/22/2030	4,600,000		5,671,139
ING Groep, Sub. Notes	EUR	3.00	4/11/2028	5,200,000		6,424,145
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	3,550,000		3,724,127
Prosus, Sr. Unscd. Notes		3.83	2/8/2051	3,020,000	[b]	2,659,089
VEON Holdings, Sr. Unscd. Notes		3.38	11/25/2027	7,280,000	[b]	7,210,694

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
Netherlands - 2.4% (continued)
Volkswagen International Finance, Gtd. Bonds, Ser. 10Y	EUR	1.88	3/30/2027	2,200,000		2,794,679
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	2,975,000		3,728,887
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	2,200,000		2,668,651
WPC Eurobond, Gtd. Notes	EUR	2.13	4/15/2027	685,000		870,161
					70,528,077
Norway - .3%
Equinor, Gtd. Notes		3.25	11/18/2049	7,350,000		7,210,069
Yara International, Sr. Unscd. Notes		3.15	6/4/2030	2,150,000	[b]	2,217,221
					9,427,290
Oman - .1%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	3,200,000	[b]	3,342,784
Oman, Sr. Unscd. Notes		6.25	1/25/2031	400,000	[b]	419,244
					3,762,028
Peru - .2%
Peru, Sr. Unscd. Bonds		2.78	1/23/2031	5,765,000		5,784,947
Philippines - .5%
Philippine, Sr. Unscd. Notes	EUR	0.14	2/3/2023	8,600,000		10,059,029
Philippine, Sr. Unscd. Notes	EUR	0.88	5/17/2027	3,000,000		3,585,806
					13,644,835
Romania - .2%
Romania, Bonds	EUR	3.62	5/26/2030	2,725,000	[b]	3,670,034
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	2,670,000	[b]	3,340,139
					7,010,173
Russia - .8%
Russian Federal Bond - OFZ, Bonds, Ser. 6228	RUB	7.65	4/10/2030	1,728,844,000		23,985,681
Saudi Arabia - .1%
Saudi Arabian Oil Co., Sr. Unscd. Notes		1.63	11/24/2025	1,560,000	[b]	1,572,140
Senegal - .2%
Senegal, Sr. Unscd. Notes		6.25	5/23/2033	6,850,000	[c]	6,855,651
Serbia - .3%
Serbia, Sr. Unscd. Notes	EUR	3.13	5/15/2027	5,485,000	[b]	7,136,926
Singapore - .3%
Singapore, Bonds	SGD	2.63	5/1/2028	9,000,000		7,235,727
South Korea - .6%
Korea, Bonds, Ser. 2812	KRW	2.38	12/10/2028	11,350,200,000		10,402,513
Korea, Bonds, Ser. 4903	KRW	2.00	3/10/2049	8,000,000,000		6,869,035
					17,271,548
Spain - 2.5%
Banco Santander, Covered Notes	EUR	0.88	5/9/2031	6,800,000	[c]	8,631,790
Spain, Bonds	EUR	0.60	10/31/2029	42,550,000	[b]	51,812,851
Spain, Sr. Unscd. Bonds	EUR	1.25	10/31/2030	3,385,000	[b]	4,337,463

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
Spain - 2.5% (continued)
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/2025	5,300,000		6,596,340
					71,378,444
Supranational - .9%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	7,720,000		8,557,543
Corp. Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	8,250,000		8,448,577
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	7,500,000		8,122,425
					25,128,545
Switzerland - .2%
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/2028	5,725,000	[b]	6,300,589
Thailand - 2.0%
PTT Treasury Center, Gtd. Notes		3.70	7/16/2070	3,725,000	[b,c]	3,496,210
Thailand, Bonds	THB	1.60	12/17/2029	678,475,000		21,492,668
Thailand, Bonds	THB	2.88	12/17/2028	435,700,000		15,201,584
Thailand, Sr. Unscd. Bonds	THB	2.13	12/17/2026	492,750,000		16,563,573
					56,754,035
Ukraine - .2%
Ukraine, Sr. Unscd. Notes		1.15	5/31/2040	4,100,000		4,241,040
Ukraine, Sr. Unscd. Notes		7.25	3/15/2033	2,698,000	[b]	2,691,134
					6,932,174
United Arab Emirates - .1%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	2,460,000	[b]	2,784,560
United Kingdom - 2.2%
Anglo American Capital, Gtd. Notes	EUR	1.63	9/18/2025	1,950,000		2,424,238
Anglo American Capital, Gtd. Notes	EUR	1.63	3/11/2026	2,760,000		3,438,046
Barclays, Jr. Sub. Bonds		7.88	3/15/2022	4,512,000		4,751,700
Barclays, Sr. Unscd. Notes		4.97	5/16/2029	3,725,000		4,287,066
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	2,225,000		2,813,406
Brass No. 10, Ser. 10-A, Cl. A1		0.67	4/16/2069	3,925,000	[b]	3,923,163
Gemgarto, Ser. 2021-1A, Cl. A, 3 Month SONIA +.59%	GBP	0.64	12/16/2067	6,735,000	[b,d]	9,312,651
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%		0.95	12/22/2069	3,966,667	[b,d]	3,983,616
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A		2.28	12/22/2069	5,600,000	[b]	5,748,820
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/2027	6,305,000		6,924,062
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	5,850,000	[b]	5,572,564
Rolls-Royce, Gtd. Notes	EUR	2.13	6/18/2021	3,915,000		4,609,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
United Kingdom - 2.2% (continued)
Vodafone Group, Jr. Sub. Bonds	EUR	3.10	1/3/2079	4,100,000		5,020,034
					62,808,640
United States - 40.6%
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/2026	1,616,000		1,815,241
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/2024	1,230,000		1,501,177
AbbVie, Sr. Unscd. Notes		2.95	11/21/2026	2,115,000		2,253,508
AbbVie, Sr. Unscd. Notes		4.25	11/21/2049	7,075,000		8,019,318
AEP Transmission, Sr. Unscd. Notes		3.10	12/1/2026	3,680,000		3,982,121
Air Lease, Sr. Unscd. Notes		2.88	1/15/2026	4,500,000		4,672,358
Air Products & Chemicals, Sr. Unscd. Notes		1.50	10/15/2025	1,425,000		1,446,946
Air Products & Chemicals, Sr. Unscd. Notes		1.85	5/15/2027	1,575,000		1,594,868
Ally Financial, Sub. Notes		5.75	11/20/2025	3,825,000		4,348,135
Amazon.com, Sr. Unscd. Notes		3.15	8/22/2027	7,875,000		8,623,859
American Express, Sr. Unscd. Notes		2.50	7/30/2024	4,850,000		5,122,853
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/17/2036	4,007,787	[b]	4,307,393
American International Group, Sr. Unscd. Notes		4.20	4/1/2028	2,790,000		3,136,972
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	8,725,000		8,874,712
Anheuser-Busch InBev Worldwide, Gtd. Notes		4.00	4/13/2028	3,810,000		4,248,685
AT&T, Sr. Unscd. Notes	EUR	0.25	3/4/2026	4,725,000		5,560,737
AT&T, Sr. Unscd. Notes	EUR	1.80	9/14/2039	2,330,000		2,753,321
AT&T, Sr. Unscd. Notes	EUR	2.05	5/19/2032	2,150,000		2,794,045
AT&T, Sr. Unscd. Notes	EUR	2.35	9/5/2029	2,763,000		3,674,857
Bank, Ser. 2019-BN19, Cl. A2		2.93	8/15/2061	7,850,000		8,199,664
Bank of America, Jr. Sub. Notes, Ser. JJ		5.13	6/20/2024	4,361,000		4,639,014
Bank of America, Jr. Sub. Notes, Ser. X		6.25	9/5/2024	4,347,000		4,812,752
Bank of America, Sr. Unscd. Notes		3.37	1/23/2026	3,375,000		3,635,427
Bank of America, Sr. Unscd. Notes		3.97	3/5/2029	5,895,000		6,503,415
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%		1.06	11/15/2034	6,400,000	[b,d]	6,384,262
BBCMS Trust, Ser. 2013-TYSN, Cl. A2		3.76	9/5/2032	1,215,528	[b]	1,217,604
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.09	3/12/2025	7,285,000		8,558,958
Berry Global, Sr. Scd. Notes		1.57	1/15/2026	3,815,000	[b]	3,759,568
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%		1.31	12/15/2035	7,500,000	[b,d]	7,527,712

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
United States - 40.6% (continued)
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. A, 1 Month LIBOR +.80%		0.91	12/15/2036	9,860,014	[b,d]	9,876,256
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%		1.18	12/15/2037	8,350,000	[b,d]	8,374,766
Cameron LNG, Sr. Scd. Notes		2.90	7/15/2031	8,575,000	[b]	8,671,170
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D		3.37	7/15/2024	1,360,000		1,392,682
CarMax Auto Owner Trust, Ser. 2019-3, Cl. B		2.50	4/15/2025	3,445,000		3,596,207
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	3,065,000		3,195,988
Carrier Global, Sr. Unscd. Notes		2.49	2/15/2027	6,020,000		6,223,442
Carrier Global, Sr. Unscd. Notes		2.72	2/15/2030	2,035,000		2,055,859
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	4,105,000	[b]	4,188,968
Centene, Sr. Unscd. Notes		3.00	10/15/2030	4,250,000		4,248,257
Centene, Sr. Unscd. Notes		3.38	2/15/2030	4,415,000		4,463,278
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	7,720,925	[b]	7,788,644
CF Hippolyta, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	6,480,000	[b]	6,465,822
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. A, 1 Month LIBOR +.95%		1.06	11/15/2036	5,750,000	[b,d]	5,753,704
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. A, 1 Month LIBOR +1.12%		1.23	6/15/2034	8,946,917	[b,d]	8,910,226
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		1.61	6/15/2034	3,379,946	[b,d]	3,343,114
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		3.70	11/15/2029	2,765,000		2,919,313
Cheniere Energy, Sr. Scd. Notes		4.63	10/15/2028	4,225,000	[b]	4,393,113
Cheniere Energy Partners, Gtd. Notes		4.00	3/1/2031	5,935,000	[b]	6,046,281
Cigna, Gtd. Notes		4.38	10/15/2028	8,825,000		10,105,967
Citigroup, Jr. Sub. Bonds		5.90	2/15/2023	3,622,000	[e]	3,837,581
Citigroup, Jr. Sub. Bonds, Ser. D		5.35	5/15/2023	6,725,000	[e]	6,935,156
Citigroup, Jr. Sub. Bonds, Ser. M		6.30	5/15/2024	4,520,000	[e]	4,812,941
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B		4.35	10/10/2047	3,925,000		4,275,377
Citizens Bank, Sr. Unscd. Notes		2.25	4/28/2025	14,075,000		14,618,186
CNX Resources, Gtd. Notes		6.00	1/15/2029	1,065,000	[b]	1,108,724
Comcast, Gtd. Notes	EUR	0.75	2/20/2032	5,050,000		5,997,068
Comcast, Gtd. Notes		2.65	2/1/2030	5,575,000		5,711,381
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A3		3.78	4/10/2047	8,988,661		9,585,372

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
United States - 40.6% (continued)
ConocoPhillips, Gtd. Notes		3.75	10/1/2027	3,750,000	[b]	4,147,072
Consumer Loan Underlying Bond CLUB Credit Trust, Ser. 2019-P2, Cl. A		2.47	10/15/2026	935,063	[b]	939,073
Crown Americas, Gtd. Notes		4.75	2/1/2026	4,325,000		4,495,837
Crown Castle International, Sr. Unscd. Notes		3.15	7/15/2023	3,150,000		3,338,038
CVS Health, Sr. Unscd. Notes		1.88	2/28/2031	9,000,000		8,461,087
CVS Health, Sr. Unscd. Notes		4.30	3/25/2028	1,436,000		1,631,659
CyrusOne, Gtd. Notes	EUR	1.45	1/22/2027	2,575,000		3,047,505
CyrusOne, Gtd. Notes		2.90	11/15/2024	1,280,000		1,354,746
CyrusOne, Gtd. Notes		3.45	11/15/2029	3,400,000		3,500,963
Danaher, Sr. Unscd. Notes	EUR	2.50	3/30/2030	2,025,000		2,766,306
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	6,055,000	[b]	6,034,940
DaVita, Gtd. Notes		3.75	2/15/2031	5,510,000	[b]	5,265,384
Dell Equipment Finance Trust, Ser. 2018-2, Cl. C		3.72	10/22/2023	4,200,000	[b]	4,263,584
Dell International, Sr. Scd. Notes		6.02	6/15/2026	4,650,000	[b]	5,509,692
Diamondback Energy, Gtd. Notes		2.88	12/1/2024	7,000,000		7,388,061
Diamondback Energy, Gtd. Notes		3.13	3/24/2031	8,130,000		8,123,458
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	5,814,000		7,333,034
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/2028	2,050,000		2,300,895
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	6,215,000	[b]	6,303,218
Duke Energy, Sr. Unscd. Notes		0.90	9/15/2025	300,000		293,747
Duke Energy, Sr. Unscd. Notes		2.65	9/1/2026	2,800,000		2,931,852
Edison International, Sr. Unscd. Notes		4.13	3/15/2028	2,745,000		2,948,095
Elanco Animal Health, Sr. Unscd. Notes		5.90	8/28/2028	4,325,000		4,916,984
Energy Transfer, Gtd. Notes		4.00	10/1/2027	2,775,000		2,986,002
Energy Transfer Operating, Jr. Sub. Debs., Ser. A		6.25	2/15/2023	3,080,000		2,518,516
Energy Transfer Operating, Jr. Sub. Debs., Ser. F		6.75	5/15/2025	2,275,000		2,181,156
Enterprise Fleet Financing, Ser. 2019-3, Cl. A3		2.19	5/20/2025	7,200,000	[b]	7,463,944
Enterprise Products Operating, Gtd. Notes		2.80	1/31/2030	6,325,000		6,537,827
EQT, Sr. Unscd. Notes		3.00	10/1/2022	9,165,000	[c]	9,333,636
Equinix, Sr. Unscd. Notes		1.00	9/15/2025	10,360,000		10,181,698
Exeter Automobile Receivables Trust, Ser. 2019-3A, Cl. B		2.58	8/15/2023	4,569,621	[b]	4,587,994
Exxon Mobil, Sr. Unscd. Notes		4.23	3/19/2040	2,435,000		2,742,977

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
United States - 40.6% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%		2.02	1/25/2051	2,225,874	[b,d,f]	2,236,957
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2		3.37	7/25/2025	6,365,000	[f]	6,780,528
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, 1 Month LIBOR +.45%		0.57	8/25/2025	4,000,000	[d,f]	4,025,850
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2017-4, Cl. M45T		4.50	6/25/2057	3,909,005	[f]	4,355,250
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2018-4, Cl. M55D		4.00	3/25/2058	5,583,926	[f]	6,108,159
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-3, Cl. M55D		4.00	10/25/2058	3,959,979	[f]	4,352,331
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU		2.50	5/25/2060	4,034,143	[f]	4,205,328
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1		3.50	11/25/2028	7,548,857	[f]	7,954,447
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-1, Cl. A2		3.50	5/25/2029	5,000,000	[f]	5,459,329
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A1C		2.75	9/25/2029	6,908,009	[f]	7,235,302
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C		2.75	11/25/2029	6,425,000	[f]	6,857,424
Federal National Mortgage Association Grantor Trust, Ser. 2017-T1, Cl. A		2.90	6/25/2027	7,676,165	[f]	8,230,915
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	4,280,000		5,343,434
First Republic Bank, Sr. Unscd. Notes		1.91	2/12/2024	2,725,000		2,790,652
GB Trust, Ser. 2020-FLIX, Cl. A, 1 Month LIBOR +1.12%		1.23	8/15/2037	9,800,000	[b,d]	9,839,468

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
United States - 40.6% (continued)
General Electric, Jr. Sub. Debs., Ser. D, 3 Month LIBOR +3.33%	3.51	6/15/2021	8,550,000	[d,e]	8,090,437
GLP Capital, Gtd. Notes	5.38	4/15/2026	6,780,000		7,625,635
Government National Mortgage Association, Ser. 2013-H26, Cl. HA	3.50	9/20/2063	652,118		657,805
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/10/2049	206,357		206,578
HCA, Gtd. Notes	3.50	9/1/2030	5,160,000		5,209,645
HCA, Gtd. Notes	5.88	2/1/2029	1,625,000		1,895,896
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	3,485,000		3,601,802
Healthcare Trust of America Holdings, Gtd. Notes	3.50	8/1/2026	3,055,000		3,341,157
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	1.11	11/15/2036	6,984,195	[b,d]	6,988,771
Icahn Enterprises, Gtd. Notes	5.25	5/15/2027	4,200,000		4,347,000
Invitation Homes Trust, Ser. 2018-SFR3, Cl. A, 1 Month LIBOR +1.00%	1.11	7/17/2037	6,360,972	[b,d]	6,384,228
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-C16, Cl. A3	3.88	12/15/2046	3,987,312		4,260,144
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	13,688,000	[e]	14,160,758
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. Q	5.15	5/1/2023	4,342,000	[e]	4,493,127
KeyCorp, Sr. Unscd. Notes	2.25	4/6/2027	8,320,000		8,540,261
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS, 3 Month LIBOR +.90%	1.09	11/25/2036	723	[d]	723
Kinder Morgan, Gtd. Notes	4.30	6/1/2025	1,950,000		2,179,179
Kraft Heinz Foods, Gtd. Notes	3.88	5/15/2027	1,830,000		1,994,620
Kraft Heinz Foods, Gtd. Notes	4.25	3/1/2031	1,530,000		1,686,453
Kraft Heinz Foods, Gtd. Notes	4.63	1/30/2029	2,920,000		3,280,387
Kraft Heinz Foods, Gtd. Notes	4.88	10/1/2049	1,445,000		1,624,611
Lamar Media, Gtd. Notes	3.75	2/15/2028	6,390,000		6,393,994
Lennar, Gtd. Notes	4.75	11/29/2027	5,275,000		6,062,927
Lennar, Gtd. Notes	5.25	6/1/2026	1,625,000		1,866,971
Level 3 Financing, Gtd. Notes	3.75	7/15/2029	1,090,000	[b]	1,068,091
Level 3 Financing, Gtd. Notes	4.25	7/1/2028	6,810,000	[b]	6,893,831
Life 2021-BMR Mortgage Trust, Ser. 2021-BMR Cl. A, 1 Month LIBOR +.70%	0.81	3/15/2038	4,350,000	[b,d]	4,359,456
Lumen Technologies, Sr. Scd. Notes	4.00	2/15/2027	900,000	[b]	920,520
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	4,375,000		5,023,005

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
United States - 40.6% (continued)
Marsh & McLennan, Sr. Unscd. Bonds	EUR	1.98	3/21/2030	2,145,000		2,824,841
Mastercard, Sr. Unscd. Notes		3.30	3/26/2027	1,775,000		1,952,648
Mastercard, Sr. Unscd. Notes		3.35	3/26/2030	5,665,000		6,246,742
Metropolitan Life Global Funding I, Sr. Scd. Notes		3.00	9/19/2027	5,475,000	[b]	5,907,879
MGM Growth Properties Operating Partnership, Gtd. Notes		3.88	2/15/2029	6,612,000	[b]	6,598,776
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	3,070,000		3,389,280
Molina Healthcare, Sr. Unscd. Notes		4.38	6/15/2028	3,400,000	[b]	3,501,864
Morgan Stanley, Sr. Unscd. Notes		4.00	7/23/2025	3,450,000		3,830,945
Morgan Stanley Capital I Trust, Ser. 2019-H7, Cl. A3		3.01	7/15/2052	6,825,000		7,055,472
Morgan Stanley Capital I Trust, Ser. 2019-L2, Cl. A3		3.81	3/15/2052	9,750,000		10,724,587
NRG Energy, Gtd. Notes		3.63	2/15/2031	3,673,000	[b]	3,588,062
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/2027	3,480,000		3,281,031
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	2,380,000		3,004,750
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	7,975,000	[b]	8,011,955
PayPal Holdings, Sr. Unscd. Notes		2.40	10/1/2024	6,410,000		6,742,194
Pfizer, Sr. Unscd. Notes		3.45	3/15/2029	1,400,000		1,538,100
Pioneer Natural Resources, Sr. Unscd. Notes		1.90	8/15/2030	3,150,000		2,925,876
Plains All American Pipeline, Sr. Unscd. Notes		3.55	12/15/2029	3,065,000		3,059,390
Pricoa Global Funding I, Scd. Notes		2.40	9/23/2024	2,775,000	[b]	2,931,834
Prologis, Sr. Unscd. Notes		2.13	4/15/2027	1,400,000		1,430,858
Prologis, Sr. Unscd. Notes		2.25	4/15/2030	4,535,000		4,489,574
Quicken Loans, Gtd. Notes		3.63	3/1/2029	5,900,000	[b]	5,689,812
Raytheon Technologies, Sr. Unscd. Bonds	EUR	2.15	5/18/2030	2,775,000		3,660,862
Raytheon Technologies, Sr. Unscd. Notes		4.13	11/16/2028	3,925,000		4,422,912
Republic Services, Sr. Unscd. Notes		2.50	8/15/2024	3,400,000		3,579,046
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. C		2.77	8/21/2023	3,600,000	[b]	3,692,798
SBA Tower Trust, Notes		1.88	1/15/2026	6,860,000	[b]	6,952,199
SBA Tower Trust, Notes		2.84	1/15/2025	8,030,000	[b]	8,433,813
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2		3.23	10/20/2024	1,170,825	[b]	1,174,413
Sinclair Television Group, Sr. Scd. Notes		4.13	12/1/2030	3,835,000	[b]	3,703,172

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
United States - 40.6% (continued)
SLM, Sr. Unscd. Notes	4.20	10/29/2025	1,900,000		1,999,788
Southern California Edison, First Mortgage Bonds	2.85	8/1/2029	8,100,000		8,238,677
Southern Copper, Sr. Unscd. Notes	5.88	4/23/2045	2,510,000	[c]	3,295,314
Spirit Realty, Gtd. Notes	3.20	2/15/2031	4,505,000		4,517,109
Spirit Realty, Gtd. Notes	4.00	7/15/2029	2,645,000		2,866,934
SpringCastle America Funding, Ser. 2020-AA, Cl. A	1.97	9/25/2037	6,571,669	[b]	6,634,042
Steel Dynamics, Sr. Unscd. Notes	2.40	6/15/2025	1,540,000		1,606,324
Steel Dynamics, Sr. Unscd. Notes	3.25	1/15/2031	1,925,000		2,039,797
Steel Dynamics, Sr. Unscd. Notes	3.45	4/15/2030	2,550,000		2,727,382
Taylor Morrison Communities, Sr. Unscd. Notes	5.13	8/1/2030	2,135,000	[b]	2,272,441
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B	2.41	12/20/2022	13,400,000	[b]	13,745,014
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B	1.18	1/22/2024	2,400,000	[b]	2,426,618
Tesla Auto Lease Trust, Ser. 2021-A, CI. C	1.18	3/20/2025	5,775,000	[b]	5,770,958
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	8,790,000		10,134,808
The Estee Lauder Companies, Sr. Unscd. Notes	2.00	12/1/2024	425,000		443,019
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	3,025,000		3,066,762
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	9,200,000		10,071,884
The Southern Company, Sr. Unscd. Notes	3.25	7/1/2026	7,725,000		8,274,390
The Walt Disney Company, Gtd. Notes	3.70	10/15/2025	2,600,000		2,869,563
T-Mobile USA, Gtd. Notes	4.75	2/1/2028	4,175,000		4,444,362
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	6,275,000	[b]	6,776,247
T-Mobile USA, Sr. Scd. Notes	3.75	4/15/2027	4,000,000	[b]	4,376,640
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	8,211,496	[b]	8,415,959
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	7,520,000	[b]	7,761,546
Truist Bank, Sub. Notes	3.63	9/16/2025	4,750,000		5,188,906
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	5,000,000		5,266,673
U.S. Treasury Bonds	3.38	11/15/2048	21,925,000		26,341,260
U.S. Treasury Notes	1.13	2/28/2025	17,125,000		17,451,111
U.S. Treasury Notes	1.50	2/15/2030	34,445,000	[c]	34,029,238
United Rentals North America, Gtd. Notes	4.00	7/15/2030	5,175,000		5,273,325

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.0% (continued)
United States - 40.6% (continued)
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	2,155,000		2,283,109
VB-S1 Issuer, Ser. 2020-1A, CI. C2	3.03	6/15/2050	3,645,000	[b]	3,820,725
Verizon Communications, Sr. Unscd. Notes	2.55	3/21/2031	1,285,000		1,284,957
Verizon Communications, Sr. Unscd. Notes	3.15	3/22/2030	3,400,000		3,588,805
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	2,765,000		2,810,978
Verizon Communications, Sr. Unscd. Notes	3.55	3/22/2051	11,930,000		11,935,143
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	4,160,000		4,656,532
VICI Properties, Gtd. Notes	3.50	2/15/2025	4,466,000	[b]	4,555,320
Visa, Sr. Unscd. Notes	1.90	4/15/2027	7,075,000		7,257,393
Wells Fargo & Co., Sr. Unscd. Notes	3.00	4/22/2026	6,125,000		6,549,867
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A4	3.31	6/15/2052	8,200,000		8,803,436
Wells Fargo Commercial Mortgage Trust, Ser. 2021, Cl. A, 1 Month LIBOR +1.15%	1.26	2/15/2040	5,025,000	[b,d]	5,050,271
Western Midstream Operating, Sr. Unscd. Notes	4.35	2/1/2025	1,690,000		1,751,837
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	2,450,000		2,555,644
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	1,810,000		1,912,437
Western Midstream Operating, Sr. Unscd. Notes	5.30	2/1/2030	3,040,000		3,305,134
Yum! Brands, Sr. Unscd. Notes	4.63	1/31/2032	9,225,000		9,426,843
Federal National Mortgage Association:
2.50%			42,750,000	[f,g]	43,872,188
3.00%			35,350,000	[f,g]	36,823,377
Government National Mortgage Association II:
3.63%, 1/20/2063			235,220		236,703
4.63%, 7/20/2062			14,538		14,941
				1,172,794,107
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	1,850,000		2,150,912
Total Bonds and Notes (cost $2,775,280,982)			2,828,868,464

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	Value ($)
Options Purchased - .5%
Call Options - .1%
Swaption Receiver USD 10 Fixed Rate, Payer 6 Month, Contracts 170,000,000 Goldman Sachs		1.74	9/8/2021	170,000,000	2,311,605
Put Options - .4%
Australian Dollar, Contracts 39,140,000 Barclays Capital	AUD	0.73	8/6/2021	39,140,000	318,630
Euro, Contracts 24,570,000 Barclays Capital	EUR	1.18	8/16/2021	24,570,000	475,440
Swaption Payer USD 30 Year Fixed Rate, Receiver 3 Month, Contracts 59,275,000 Goldman Sachs		1.81	1/13/2026	59,275,000	11,832,777
					12,626,847
Total Options Purchased (cost $11,529,566)				14,938,452
	Coupon Rate (%)		Maturity Date	Principal Amount ($)
Short-Term Investments - 2.0%
U.S. Government Securities
U.S. Cash Management Bills (cost $58,674,560)		0.02	4/13/2021	58,675,000	[h] 58,675,000
Description	1-Day Yield (%)			Shares	Value ($)
Investment Companies - 3.9%
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $112,539,619)		0.06		112,539,619	[i] 112,539,619

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $32,259,720)		0.02		32,259,720	[i] 32,259,720
Total Investments (cost $2,990,284,447)				105.5%	3,047,281,255
Liabilities, Less Cash and Receivables				(5.5%)	(159,778,393)
Net Assets				100.0%	2,887,502,862

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $822,726,459 or 28.49% of net assets.

c Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $51,346,898 and the value of the collateral was $67,759,836, consisting of cash collateral of $32,259,720 and U.S. Government & Agency securities valued at $35,500,116.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Purchased on a forward commitment basis.

h Security is a discount security. Income is recognized through the accretion of discount.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Fixed Income Fund

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	197,019,695	-	197,019,695
Collateralized Loan Obligations	-	123,062,992	-	123,062,992
Collateralized Municipal-Backed Securities	-	10,806,378	-	10,806,378
Commercial Mortgage-Backed	-	180,573,616	-	180,573,616
Corporate Bonds	-	1,046,875,509		1,046,875,509
Foreign Governmental	-	1,054,108,209	-	1,054,108,209
Investment Companies	144,799,339	-	-	144,7969,339
U.S. Government Agencies Mortgage-Backed	-	138,600,456	-	138,600,456
U.S. Treasury Securities	-	136,496,609	-	136,496,609
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	8,819,413	-	8,819,413
Futures††	9,489,852	-	-	9,489,852
Option Purchased††	-	14,938,452	-	14,938,452
Swap Agreements††	-	1,561,606	-	1,561,606
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,681,721)	-	(1,681,721)
Futures††	(1,611,251)	-	-	(1,611,251)
Option Written††	-	(16,289,987)	-	(16,289,987)
Swap Agreements††	-	(3,178,671)	-	(3,178,671)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Global Fixed Income Fund

March 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	136	6/15/2021	14,347,388[a]	14,267,048	(80,340)
Euro 30 Year Bond	24	6/8/2021	5,889,612[a]	5,798,955	(90,657)
Euro-Bobl	916	6/8/2021	144,963,543[a]	145,102,017	138,474
Euro-Bond	274	6/8/2021	54,998,469[a]	55,035,655	37,186
Japanese 10 Year Bond	336	6/14/2021	458,005,762[a]	458,701,829	696,067
Long Gilt	668	6/28/2021	117,688,321[a]	117,498,243	(190,078)
U.S. Treasury 2 Year Notes	486	6/30/2021	107,285,209	107,273,109	(12,100)
U.S. Treasury Long Bond	120	6/21/2021	19,236,341	18,551,250	(685,091)
U.S. Treasury Ultra Long Bond	184	6/21/2021	33,509,827	33,344,250	(165,577)
Futures Short
Australian 3 Year Bond	2,660	6/15/2021	236,682,217[a]	236,474,816	207,401
Canadian 10 Year Bond	702	6/21/2021	77,716,967[a]	77,517,737	199,230
Euro BTP Italian Government Bond	507	6/8/2021	88,386,181[a]	88,773,589	(387,408)
U.S. Treasury 10 Year Notes	343	6/21/2021	45,388,515	44,911,563	476,952
Ultra 10 Year U.S. Treasury Notes	2,430	6/21/2021	356,895,167	349,160,625	7,734,542
Gross Unrealized Appreciation				9,489,852
Gross Unrealized Depreciation				(1,611,251)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Global Fixed Income Fund

March 31, 2021 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Call Options:
Swaption Receiver 3 Month, Payer USD 10 Year Fixed Rate, Contracts 170,000,000, Goldman Sachs	1.543	9/8/2021	170,000,000	(1,236,858)
Put Options:
Swaption Payer 3 Month, Receiver USD 10 Year Fixed Rate, Contracts 155,900,000, Goldman Sachs	1.91	1/13/2026	155,900,000	(13,339,179)
Swaption Payer 3 Month, Receiver USD 10 Year Fixed Rate, Contracts 170,000,000, Goldman Sachs	2.1755	9/8/2021	170,000,000	(1,713,950)
Total Options Written (premiums received $11,021,500)				(16,289,987)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Fixed Income Fund

March 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	10,806,804	Malaysian Ringgit	44,470,000	6/16/2021	110,275
United States Dollar	18,056,727	Chinese Yuan Renminbi	117,775,000	6/16/2021	220,687
United States Dollar	2,584,835	Thai Baht	79,600,000	6/16/2021	38,355
United States Dollar	817,943,970	Euro	693,657,240	4/30/2021	3,985,755
South Korean Won	16,579,125,000	United States Dollar	15,001,018	6/16/2021	(352,517)
Citigroup
United States Dollar	111,184,475	Canadian Dollar	140,282,231	4/30/2021	(450,093)
United States Dollar	20,552,401	South Korean Won	23,266,345,000	6/16/2021	(4,600)
United States Dollar	6,196,671	Singapore Dollar	8,340,000	6/16/2021	(970)
United States Dollar	80,503,800	Japanese Yen	8,748,130,550	4/30/2021	1,470,377
HSBC
United States Dollar	2,347,188	Euro	2,001,346	4/30/2021	(1,251)
Euro	2,001,346	United States Dollar	2,345,718	4/1/2021	1,309
United States Dollar	25,409,957	British Pound	18,467,366	4/30/2021	(51,740)
United States Dollar	95,462,672	Chinese Yuan Renminbi	624,765,000	6/16/2021	847,230
Russian Ruble	1,345,000,000	United States Dollar	18,024,658	6/16/2021	(408,297)
United States Dollar	29,650,798	Russian Ruble	2,197,050,000	6/16/2021	874,571
Singapore Dollar	19,875,000	United States Dollar	15,015,753	6/16/2021	(246,195)
J.P. Morgan Securities
United States Dollar	50,867,246	Thai Baht	1,566,075,000	6/16/2021	767,008
United States Dollar	15,280,380	Chinese Yuan Renminbi	100,000,000	6/16/2021	136,215
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	12,412,556	Mexican Peso	259,122,827	6/16/2021	(158,053)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley
Euro	823,006	United States Dollar	965,169	4/1/2021	(10)
United States Dollar	58,103,059	Australian Dollar	76,230,026	4/30/2021	192,633
British Pound	11,923,859	United States Dollar	16,377,141	4/30/2021	62,761
Indian Rupee	1,101,600,000	United States Dollar	14,920,763	6/16/2021	(7,995)
United States Dollar	965,754	Euro	823,006	4/30/2021	14
UBS Securities
Chilean Peso	11,380,800,000	United States Dollar	15,692,461	6/16/2021	112,223
Gross Unrealized Appreciation					8,819,413
Gross Unrealized Depreciation					(1,681,721)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Global Fixed Income Fund

March 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
NOK - 6 Month Norwegian Interbank Offered rate	NOK Fixed at 1.2425	2/22/2026	35,209,012	293,501
NOK - 6 Month Norwegian Interbank Offered rate	NOK Fixed at 1.247	2/23/2026	48,569,008	395,128
NOK - 6 Month Norwegian Interbank Offered rate	NOK Fixed at 1.254	2/23/2026	58,871,525	458,850
GBP Fixed at 0.73	GBP - 6 Month GBP LIBOR	2/26/2050	24,249,574	(3,178,671)
Gross Unrealized Appreciation				1,147,479
Gross Unrealized Depreciation				(3,178,671)

GBP—British Pound

NOK—Norwegian Krone

LIBOR—London Interbank Offered Rate

See notes to financial statements.

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Sold Contracts:[2]
Markit iTraxx Europe Crossover Index Series 35 Received Fixed Rate of 5.00 3 Month	6/20/2026	52,302,420	6,278,070	5,944,499	333,571
Markit CDX North America High Yield Index Series 36 Received Fixed Rate of 5.00 3 Month	6/20/2026	58,000,000	5,277,356	5,196,800	80,556
Gross Unrealized Appreciation				414,127

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at March 31, 2021 are set forth in the Statement of Swap Agreements.

At March 31, 2021, accumulated net unrealized appreciation on investments was $56,996,808, consisting of $95,710,019 gross unrealized appreciation and $38,713,211 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.